Expense Example - ClearBridge Small Cap Fund	Mar. 01, 2021 USD ($)
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	$ 160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,868
Class A2
Expense Example:
Expense Example, with Redemption, 1 Year	706
Expense Example, with Redemption, 3 Years	981
Expense Example, with Redemption, 5 Years	1,277
Expense Example, with Redemption, 10 Years	2,117
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,177
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	686
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,904
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	603
Expense Example, with Redemption, 5 Years	1,037
Expense Example, with Redemption, 10 Years	2,244
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	1,522
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	461
Expense Example, with Redemption, 10 Years	$ 1,025